Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses [Abstract]
Service providers and other expenses	$ 28	$ 16	$ 31
Research and development expenses	$ 28	$ 16	$ 31